Provisions for expected credit losses - Forecast assumptions (Details)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Australia | Calendar year 2023
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)		1.20%	1.00%
Commercial property index, percentage of forecast growth (contraction)		(15.00%)	(9.40%)
Residential property prices, percentage of forecast growth (contraction)		5.80%	(7.80%)
Australia | Calendar Year 2024
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	1.60%	1.60%	1.50%
Commercial property index, percentage of forecast growth (contraction)	(8.00%)	(0.50%)	1.40%
Residential property prices, percentage of forecast growth (contraction)	6.00%	4.00%	2.00%
Australia | Calendar Year 2025
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	2.50%
Commercial property index, percentage of forecast growth (contraction)	1.40%
Residential property prices, percentage of forecast growth (contraction)	4.00%
Australia | December 2023
Provisions for expected credit losses
Cash rate (percentage)		4.10%	3.85%
Unemployment rate, percentage		3.90%	4.70%
Australia | December 2024
Provisions for expected credit losses
Cash rate (percentage)	3.85%	3.60%	2.85%
Unemployment rate, percentage	4.50%	4.70%	5.10%
Australia | December 2025
Provisions for expected credit losses
Cash rate (percentage)	3.10%
Unemployment rate, percentage	4.60%
New Zealand | Calendar year 2023
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)		0.80%	0.40%
Residential property prices, percentage of forecast growth (contraction)		(1.00%)	(9.00%)
New Zealand | Calendar Year 2024
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	0.80%	0.20%	(0.30%)
Residential property prices, percentage of forecast growth (contraction)	5.90%	7.70%	1.00%
New Zealand | Calendar Year 2025
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	2.40%
Residential property prices, percentage of forecast growth (contraction)	6.70%
New Zealand | December 2023
Provisions for expected credit losses
Unemployment rate, percentage		4.30%	4.00%
New Zealand | December 2024
Provisions for expected credit losses
Unemployment rate, percentage	5.10%	5.20%	5.10%
New Zealand | December 2025
Provisions for expected credit losses
Unemployment rate, percentage	5.20%